Subsequent Event (Details) - Common Class A [Member] - Subsequent Event [Member]	Jul. 17, 2026 shares
Prospectus [Member]
Subsequent Event [Line Items]
Ordinary share issued	116,217
2025 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Ordinary share issued	429,890